Schedule of accruals and other current liabilities (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Other Liabilities Disclosure [Abstract]
Accruals	$ 179,525	$ 230,842	$ 127,515
Goods and Services Tax payables			1,104
Contract liabilities	333,290	428,558
- Professional fee payables	346,694	445,794	101,545
- Others			24,748
Total	$ 859,510	$ 1,105,195	$ 254,912